Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Trade accounts payable	$ 25,512	$ 18,660
Accrued payroll and fringe benefits	17,709	17,874
Accrued interest payable	4,063
Accrual for consumer loan payments rejected for non-sufficient funds	3,650	4,971
Deferred fees on third-party consumer loans	3,630	4,573
Liability for losses on third-party lender owned consumer loans	1,576	2,047
Other accrued liabilities	1,137	1,451
Total	$ 57,277	$ 49,576